Subsequent Event (Detail) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended		1 Months Ended	2 Months Ended
	Dec. 31, 2012	Sep. 28, 2012	Dec. 31, 2013	Dec. 31, 2012	Jan. 31, 2014 Subsequent Event	Feb. 25, 2014 Subsequent Event
Subsequent Event [Line Items]
Dividends declared per share (usd per share)		$ 0.05	$ 0.20	$ 0.05	$ 0.05
Dividends paid per share (usd per share)	$ 0.05					$ 0.05